Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 201,842	$ 276,068
Accounts receivable, net	211,546	233,744
Inventories	421,798	199,229
Restricted assets-current	71,297	54,645
Prepaid expenses and other current assets	36,885	31,187
Total current assets	943,368	794,873
Long-term investments	29,676	17,326
Property and equipment, net	218,966	188,398
Deferred income tax assets, net	9,051	8,878
Operating lease assets	13,195	14,674
Other assets	8,463	7,187
Total assets	1,222,719	1,031,336
Current Liabilities
Notes and accounts payable	34,745	17,773
Income tax payable	22,426	13,107
Refund liabilities	6,012	5,968
Accrued expenses and other current liabilities	276,340	162,656
Total current liabilities	339,523	199,504
Other long-term liabilities	52,459	59,548
Total liabilities	391,982	259,052
Commitments and Contingencies (Note 15)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 134,764 thousand shares in 2024 and 134,245 thousand shares in 2025	1,342	1,348
Additional paid-in capital	359,927	337,975
Accumulated other comprehensive income	1,339	338
Retained earnings	468,129	432,623
Total shareholders' equity	830,737	772,284
Total liabilities and shareholders' equity	$ 1,222,719	$ 1,031,336